Financial risk management and financial instruments, Carrying Values of Financial Assets with Fair Value Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Non-current [Abstract]
Total non-current assets	$ 8,439.5	$ 9,605.0
Current [Abstract]
Total current assets	1,907.1	1,541.8
Total assets	10,346.6	11,146.8	$ 14,294.8
FV OCI [Member] | Long-term Pension Assets [Member]
Non-current [Abstract]
Total non-current assets	$ 17.1
Fair value	Fair value insurance–based input
FV OCI [Member] | Long-term Pension Assets [Member] | Level 3 [Member]
Non-current [Abstract]
Total non-current assets		18.2
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Current [Abstract]
Total current assets	$ 558.4	737.2
Amortized Cost [Member] | Trade and Other Receivables [Member]
Current [Abstract]
Total current assets	784.2	648.6
Amortized Cost [Member] | Contract Assets [Member]
Current [Abstract]
Total current assets	62.0	33.7
Financial Assets at Fair Value [Member]
Current [Abstract]
Total assets	$ 1,421.7	$ 1,437.7